Cover	12 Months Ended
Jun. 30, 2026 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
ICFR Auditor Attestation Flag	false
Entity Registrant Name	ARB IOT Group Limited
Entity Central Index Key	0001930179
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity File Number	001-41665
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Level 39
Entity Address, Address Line Two	Marina Bay Financial Centre Tower 2
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	018983
Entity Address, Address Line Three	10 Marina Boulevard
Trading Symbol	ARBB
Entity Common Stock, Shares Outstanding	1,765,256
Title of 12(b) Security	Ordinary Shares, par value $0.0015 per share
Security Exchange Name	NASDAQ
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	No.17-03, Q Sentral, 2A
Entity Address, Address Line Two	Jalan Stesen Sentral 2
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	50470
City Area Code	+65
Local Phone Number	88567206
Contact Personnel Name	(Alfred) Tan Choong Hau
Contact Personnel Email Address	contact@arbiotgroup.com
Entity Address, Address Line Three	KL Sentral